9. Notes Payable (Details 1) (USD $)	Apr. 30, 2013
Convertible Notes Payable Details 1 [Abstract]
Year Ending April 30, 2014	$ 200,000
Year Ending April 30, 2015	600,000
Total	$ 800,000